25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS GLOBAL FUND

Ticker: DMAGX

(the “Fund”)

SUPPLEMENT DATED JULY 1, 2026

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED APRIL 30, 2026

Effective July 31, 2026, Howard Schwab will no longer serve as a portfolio manager of the Driehaus Global Fund. Accordingly, as of such date all references to Mr. Schwab in his role with the Fund in the Prospectus and Summary Prospectus shall be removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111